Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) € in Millions					1 Months Ended	3 Months Ended			9 Months Ended
	Oct. 16, 2025 $ / shares	Jul. 10, 2025 $ / shares shares	Jul. 10, 2024 $ / shares shares	Jul. 06, 2023 $ / shares	Apr. 30, 2024 shares	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)	Mar. 31, 2024	Sep. 30, 2025 EUR (€) shares	Sep. 30, 2024 EUR (€) shares	Sep. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €						€ 2.4	€ 3.4		€ 6.2	€ 8.1
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares											$ 17.16	$ 17.5
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			35,082						24,135	23,118
Liabilities from share-based payment transactions (in shares)		12,603	11,964
New awards granted in the period (in shares)	8,378	49,092	36,738	35,082
New awards granted in the period (in shares)	8,378	49,092	36,738	35,082
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									631,994	476,552
New awards granted in the period (in shares)									1,262,731	1,443,081
New awards granted in the period (in shares)									1,262,731	1,443,081
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					256,687
Liabilities from share-based payment transactions (in shares)					219,865
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									349,823
Liabilities from share-based payment transactions (in shares)									282,171
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									62,000
Restricted shares | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									117,023
Restricted shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 16.71	$ 17.11	$ 16.33	$ 17.1
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)										0
New awards granted in the period (in shares)										0
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									555,994	476,552
New awards granted in the period (in shares)									0	0
New awards granted in the period (in shares)									0	0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									76,000
New awards granted in the period (in shares)									62,000	252,991
New awards granted in the period (in shares)									62,000	252,991
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									0
New awards granted in the period (in shares)									0	0
New awards granted in the period (in shares)									0	0
Performance share awards | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)								1,193,261
New awards granted in the period (in shares)								1,193,261
Performance share awards | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)									1,145,708
New awards granted in the period (in shares)									1,145,708
Performance and Restricted Stock | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									0
New awards granted in the period (in shares)									0	1,190,090
New awards granted in the period (in shares)									0	1,190,090